Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
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Earnings per share
Detail of earnings per share

	For the year ended December 31,
	2020	2021	2022
Net income (loss) attributable to shareholders of Cellectis ($ in thousands)	(81,074)	(114,197)	(106,139)
Adjusted weighted average number of outstanding shares, used to calculate both basic and diluted net result per share	42,503,447	44,820,279	45,547,359
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis
Basic net income (loss) attributable to shareholders of Cellectis per share ($ /share)	(1.91)	(2.55)	(2.33)
Basic earnings from discontinued operations per share ($ /share) (1)	(0.65)	(0.39)	(0.16)
Diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share)	(1.91)	(2.55)	(2.33)
Diluted earnings from discontinued operations per share ( $ /share) (1)	(0.65)	(0.39)	(0.16)

(1)	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 4)